Fair Values (fair value of the Level 3 financial Liabilities) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 306
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(57)
Ending Balance	249
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(1)
Ending Balance	0
Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	305
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(56)
Ending Balance	$ 249